Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair value measurement
Fair value measurement

20. Fair value measurement

Recurring

The following table sets forth the financial instrument measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2020 and 2021:

		Fair value measurement at reporting date using
		Quoted Prices in		Significant
	Fair value as of	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

Short-term investments	119,126	—	119,126	—
Option and embedded conversion feature (Note 14)	11,117	—	—	11,117

		Fair value measurement at reporting date using
		Quoted Prices in		Significant
	Fair value as of	Active Markets for	Significant Other	Unobservable
	December 31,	Identical Assets	Observable Inputs	Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

Short-term investments	843,982	—	754,657	89,325

20. Fair value measurement (Continued)

Short-term investments are investments in financial instruments with variable interest rates and maturity dates within one year. Fair value is estimated based on quoted prices of similar financial products provided by the banks and asset management company at the end of each period (Level 2).

The Options and embedded conversion feature are not traded in an active market with readily observable quoted prices, and therefore the Group uses significant unobservable inputs (Level 3) to measure the fair value of these Options and derivative liabilities at inception and at each subsequent balance sheet date. The Group uses binomial option-pricing model to determine the fair value of Options and embedded conversion feature, with unobservable inputs including risk-free interest rate and expected volatility as shown following:

Date
December 31, 2020
Risk-free interest rate (1)	0.12%
Expected volatility (2)	44.0%
(1)	The risk-free interest rate of periods within the contractual life of the Option and embedded conversion feature is based on the daily treasury long-term rate of U.S. Department of the Treasury as at the valuation dates.
(2)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

Non-Recurring

The Group’s non-financial assets, such as intangible assets and fixed assets, would be measured at fair value on a non-recurring basis only if they were determined to be impaired.

As of December 31, 2020 and 2021, the Group has no financial assets or financial liabilities that are measured in fair value on a non-recurring basis.

The Group measures equity investments accounted for using the equity method at fair value on a non-recurring basis only if an impairment charge were to be recognized. Equity investments accounted for using the measurement alternative are generally not categorized in the fair value hierarchy. However, if equity investments without readily determinable fair values were re-measured during the year, they were classified within Level 3 in the fair value hierarchy because the Group estimated the value of the instruments based on valuation methods using the observable transaction price at the transaction date and other unobservable inputs.

Accounts receivable and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Accounts payable and accrued liabilities and other payables are financial liabilities with carrying values that approximate fair value due to their short-term nature.